Finance Leases - Schedule of Maturity of Lease Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Maturity of Lease Liabilities [Abstract]
2025	$ 1,704,090
2026	645,811
Total lease payments	2,349,901
Less: interest	(117,154)
Present value of finance lease liabilities	2,232,747
Finance lease liabilities, current	1,603,694	$ 2,610,633
Finance lease liabilities, non-current	$ 629,053	$ 2,295,339